Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000247041
Shareholder Report [Line Items]
Fund Name	Swan Enhanced Dividend Income ETF
Trading Symbol	SCLZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Swan Enhanced Dividend Income ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/. You can also request this information by contacting us at 1-877-383-7259
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-383-7259
Additional Information Website	https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Enhanced Dividend Income ETF	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: the Fund completed its first full fiscal year of operations. The Fund has an objective of total return, seeking both sustainable income and capital appreciation, via actively managed covered call-writing on a quality dividend growth stock portfolio.

For the year ended June 30, 2025, the Fund had a total return of 11.14% outperforming the 10.3% return of its benchmark, the CBOE S&P 500® BuyWrite Index.

Core Equity: over the last year, the price return on the portfolio of equities was 11.5%. The Fund started rotating its equity portfolio away from its former equity index to a portfolio that is intended to reduce the basis risk relative to the S&P 500. This is a gradual process that will likely continue through the next quarter or two. The transition process is intended to minimize tax implications and trading costs.

Dividends: the dividends paid on the core equity component of the portfolio contributed to the Fund’s return, adding 2.5% to the total.

Call Writing: the third component of the Fund’s portfolio is the active writing of call options against the stocks in the core equity section. As the broad market set all-time highs throughout the previous 12 months, the Fund’s portfolio manager adopted more “defensive” trades while writing calls. This segment of the Fund had a -1.9% return over the 12 months ended June 30, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Enhanced Dividend Income ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
02/26/24	$10,000	$10,000	$10,000
02/29/24	$9,994	$10,042	$10,056
03/31/24	$10,194	$10,263	$10,380
04/30/24	$9,868	$10,124	$9,956
05/31/24	$10,168	$10,234	$10,449
06/30/24	$10,354	$10,415	$10,824
07/31/24	$10,530	$10,533	$10,956
08/31/24	$10,951	$10,840	$11,222
09/30/24	$11,097	$10,992	$11,461
10/31/24	$11,013	$10,937	$11,357
11/30/24	$11,378	$11,375	$12,024
12/31/24	$11,184	$11,628	$11,737
01/31/25	$11,480	$11,884	$12,064
02/28/25	$11,478	$11,818	$11,907
03/31/25	$11,131	$11,269	$11,236
04/30/25	$11,039	$11,085	$11,160
05/31/25	$11,287	$11,185	$11,862
06/30/25	$11,507	$11,482	$12,466

Average Annual Return [Table Text Block]
	1 Year	Since Inception (February 26, 2024)
Swan Enhanced Dividend Income ETF - NAV	11.14%	11.02%
CBOE S&P 500® BuyWrite Index	10.25%	10.85%
S&P 500® Index	15.16%	17.84%

Performance Inception Date	Feb. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,206,953
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 63,128
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,206,953
Number of Portfolio Holdings	93
Advisory Fee	$63,128
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Equity Option	-3.3%
Communications	5.4%
Financials	7.6%
Consumer Discretionary	8.2%
Consumer Staples	12.1%
Health Care	12.3%
Industrials	18.2%
Technology	38.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	6.0%
Alphabet, Inc., Class A	5.4%
Broadcom, Inc.	5.3%
Apple, Inc.	4.6%
JPMorgan Chase & Company	3.7%
Eli Lilly & Company	3.3%
Visa, Inc., Class A	2.9%
Oracle Corporation	2.7%
Mastercard, Inc., Class A	2.5%
Home Depot, Inc. (The)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/ or 1-877-383-7259.

Effective June 6, 2025: (1) the advisory fee changed from 0.85% of the Fund’s average daily net assets to 0.79% of the Fund’s average daily net assets; (2) the sub-advisor selects stocks for the Fund’s portfolio from the S&P 500 Index; and (3) dividends are distributed monthly.